Schedule of Financial Liabilities Measured and Recorded at Fair Value on Recurring Basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments - wealth management products	¥ 3,000
Warrant	3,032	6,269
Corporate borrowings from Fanhua Group	45,811	55,251
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments - wealth management products
Warrant	3,032	5,419
Corporate borrowings from Fanhua Group
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments - wealth management products	3,000
Warrant
Corporate borrowings from Fanhua Group
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investments - wealth management products
Warrant		850
Corporate borrowings from Fanhua Group	¥ 45,811	¥ 55,251